Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.77%
Aerospace & Defense–2.80%
L3Harris Technologies, Inc.	27,456	$4,945,375
Apparel Retail–1.23%
Ross Stores, Inc.	25,043	2,177,990
Application Software–2.41%
Q2 Holdings, Inc.(b)	18,166	1,072,884
Synopsys, Inc.(b)	24,720	3,183,689
		4,256,573
Auto Parts & Equipment–1.39%
Visteon Corp.(b)	51,234	2,458,207
Automotive Retail–0.87%
Advance Auto Parts, Inc.	16,420	1,532,314
Biotechnology–3.84%
Sarepta Therapeutics, Inc.(b)	9,608	939,855
Seattle Genetics, Inc.(b)	25,635	2,957,766
Vertex Pharmaceuticals, Inc.(b)	12,115	2,882,764
		6,780,385
Building Products–1.69%
Trane Technologies PLC	36,160	2,986,454
Communications Equipment–1.90%
Motorola Solutions, Inc.	25,260	3,357,559
Construction Machinery & Heavy Trucks–2.13%
Wabtec Corp.	78,258	3,766,558
Consumer Finance–0.78%
Capital One Financial Corp.	27,195	1,371,172
Data Processing & Outsourced Services–3.78%
Fiserv, Inc.(b)	70,273	6,675,232
Distillers & Vintners–1.45%
Constellation Brands, Inc., Class A	17,816	2,554,102
Diversified Chemicals–2.06%
Eastman Chemical Co.	78,065	3,636,268
Diversified Support Services–0.86%
Cintas Corp.	8,765	1,518,273
Electric Utilities–0.44%
Eversource Energy	9,894	773,810
Electronic Equipment & Instruments–2.10%
Keysight Technologies, Inc.(b)	44,349	3,711,124
Environmental & Facilities Services–1.73%
Republic Services, Inc.	40,761	3,059,521
Financial Exchanges & Data–1.66%
Intercontinental Exchange, Inc.	19,600	1,582,700
Tradeweb Markets, Inc., Class A	32,129	1,350,703
		2,933,403
Shares		Value
Gas Utilities–1.23%
Southwest Gas Holdings, Inc.	17,949	$1,248,533
UGI Corp.	34,978	932,863
		2,181,396
Gold–0.66%
Franco-Nevada Corp. (Canada)	11,693	1,163,687
Health Care Equipment–5.45%
Boston Scientific Corp.(b)	60,868	1,986,123
DexCom, Inc.(b)	9,174	2,470,283
IDEXX Laboratories, Inc.(b)	4,989	1,208,535
Intuitive Surgical, Inc.(b)	1,037	513,533
Teleflex, Inc.	3,574	1,046,682
Zimmer Biomet Holdings, Inc.	23,787	2,404,390
		9,629,546
Health Care Facilities–0.63%
HCA Healthcare, Inc.	12,351	1,109,737
Health Care Services–1.98%
Guardant Health, Inc.(b)	16,305	1,134,828
LHC Group, Inc.(b)	16,881	2,366,716
		3,501,544
Health Care Supplies–1.45%
Alcon, Inc. (Switzerland)(b)	50,348	2,558,685
Homebuilding–0.94%
D.R. Horton, Inc.	48,967	1,664,878
Human Resource & Employment Services–1.24%
Korn Ferry	90,018	2,189,238
Hypermarkets & Super Centers–2.07%
BJ’s Wholesale Club Holdings, Inc.(b)	143,727	3,660,727
Industrial Machinery–3.08%
ITT, Inc.	50,247	2,279,204
Stanley Black & Decker, Inc.	31,537	3,153,700
		5,432,904
Industrial REITs–3.28%
Prologis, Inc.	72,047	5,790,417
Insurance Brokers–1.48%
Arthur J. Gallagher & Co.	31,987	2,607,260
Interactive Home Entertainment–1.71%
Zynga, Inc., Class A(b)	441,905	3,027,049
Investment Banking & Brokerage–0.74%
E*TRADE Financial Corp.	38,282	1,313,838
IT Consulting & Other Services–3.25%
Amdocs Ltd.	45,373	2,494,154
KBR, Inc.	92,759	1,918,256
Perspecta, Inc.	72,495	1,322,309
		5,734,719

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

Shares		Value
Leisure Products–0.37%
Peloton Interactive, Inc., Class A(b)	24,761	$657,405
Life & Health Insurance–0.41%
Lincoln National Corp.	27,754	730,485
Managed Health Care–1.71%
Humana, Inc.	9,608	3,017,104
Multi-Utilities–3.64%
CMS Energy Corp.	18,139	1,065,666
Dominion Energy, Inc.	52,538	3,792,718
Public Service Enterprise Group, Inc.	34,857	1,565,428
		6,423,812
Office REITs–0.96%
SL Green Realty Corp.	39,452	1,700,381
Oil & Gas Equipment & Services–1.68%
Schlumberger Ltd.	219,566	2,961,945
Oil & Gas Refining & Marketing–0.79%
Valero Energy Corp.	30,834	1,398,630
Oil & Gas Storage & Transportation–2.35%
Magellan Midstream Partners L.P.	113,693	4,148,658
Packaged Foods & Meats–1.16%
Conagra Brands, Inc.	69,673	2,044,206
Pharmaceuticals–2.12%
Catalent, Inc.(b)	26,701	1,387,117
Elanco Animal Health, Inc.(b)	105,670	2,365,951
		3,753,068
Property & Casualty Insurance–1.17%
Fidelity National Financial, Inc.	82,879	2,062,030
Railroads–2.28%
Canadian Pacific Railway Ltd. (Canada)	18,305	4,019,595
Regional Banks–2.50%
PNC Financial Services Group, Inc. (The)	8,870	849,036
Sterling Bancorp	97,635	1,020,286
SVB Financial Group(b)	8,665	1,309,108
TCF Financial Corp.	54,809	1,241,972
		4,420,402
Shares		Value
Restaurants–1.57%
Wendy’s Co. (The)	186,999	$2,782,545
Semiconductor Equipment–3.46%
Applied Materials, Inc.	63,258	2,898,482
KLA Corp.	22,389	3,218,195
		6,116,677
Semiconductors–0.89%
Microchip Technology, Inc.	23,310	1,580,418
Soft Drinks–2.73%
Coca-Cola European Partners PLC (United Kingdom)	128,301	4,815,137
Specialized REITs–1.31%
EPR Properties	20,803	503,849
Lamar Advertising Co., Class A	35,279	1,809,107
		2,312,956
Specialty Stores–2.05%
Tractor Supply Co.	26,662	2,254,272
Ulta Beauty, Inc.(b)	7,779	1,366,770
		3,621,042
Trading Companies & Distributors–0.99%
Fastenal Co.	56,020	1,750,625
Wireless Telecommunication Services–2.32%
T-Mobile US, Inc.(b)	48,873	4,100,445
Total Common Stocks & Other Equity Interests (Cost $196,436,436)		174,477,511
Money Market Funds–3.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	2,061,617	2,061,617
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(c)	1,204,415	1,203,933
Invesco Treasury Portfolio, Institutional Class, 0.30%(c)	2,356,134	2,356,134
Total Money Market Funds (Cost $5,621,521)		5,621,684
TOTAL INVESTMENTS IN SECURITIES–101.95% (Cost $202,057,957)		180,099,195
OTHER ASSETS LESS LIABILITIES—(1.95)%		(3,442,689)
NET ASSETS–100.00%		$176,656,506
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Mid Cap Core Equity Fund